Gains (losses) from operating activities in the statement of income of expenses, included according to their nature - Revenue by Main Products and Service Lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material Income And Expense [Line Items]
Revenue	$ 7,467,490	$ 10,710,578	$ 2,862,315
Specialty plant nutrition
Material Income And Expense [Line Items]
Revenue	913,912	1,172,334	908,815
Sodium Nitrates
Material Income And Expense [Line Items]
Revenue	25,056	21,294	24,829
Potassium nitrate and sodium potassium nitrate
Material Income And Expense [Line Items]
Revenue	502,349	700,081	539,336
Specialty Blends
Material Income And Expense [Line Items]
Revenue	235,290	285,027	234,369
Other specialty fertilizers
Material Income And Expense [Line Items]
Revenue	151,217	165,932	110,281
Iodine and derivatives
Material Income And Expense [Line Items]
Revenue	892,151	754,339	437,931
Lithium and derivatives
Material Income And Expense [Line Items]
Revenue	5,180,114	8,152,939	936,121
Potassium
Material Income And Expense [Line Items]
Revenue	279,050	437,180	416,592
Industrial chemicals
Material Income And Expense [Line Items]
Revenue	175,223	165,200	132,011
Other
Material Income And Expense [Line Items]
Revenue	$ 27,040	$ 28,586	$ 30,845